Net finance costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total financial income	$ 1,224	$ 800	$ 442
Total finance costs	(340,412)	(695,612)	(595,224)
Total other finance costs	(120,021)	(68,130)	(9,695)
Total net finance costs	(459,209)	(762,942)	(604,477)
Assigned Assets Interest [Member]
IfrsStatementLineItems [Line Items]
Total financial income	805	797	381
Other Interest [Member]
IfrsStatementLineItems [Line Items]
Total financial income	419	3	61
Commercial interest [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(239,121)	(557,942)	(505,796)
Penalties Interest [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(47,494)	(117,383)	(75,169)
Borrowings Interest [Member]
IfrsStatementLineItems [Line Items]
Total finance costs	(43,396)	(18,973)	(12,527)
Fiscal interest [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(3,985)	(93)	(746)
Bank fees and expenses [member]
IfrsStatementLineItems [Line Items]
Total finance costs	(6,416)	(1,221)	(986)
Changes fair value financial assets [member]
IfrsStatementLineItems [Line Items]
Total other finance costs	66,888	143,859	19,160
Changes Fair Value Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(121,585)	(70,302)
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(3,447)		(3,044)
Net Loss Gain From The Cancelattion Of Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Total other finance costs			(2,465)
Exchange differences [member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(14,039)	(105,238)	10,026
Adjustment present value receivables [member]
IfrsStatementLineItems [Line Items]
Total other finance costs	(5,848)	(3,071)	(2,295)
Other financial expense member
IfrsStatementLineItems [Line Items]
Total other finance costs	$ (41,990)	$ (33,378)	$ (31,077)